Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3. Fair Value Measurements
Accounting Standards Codification 820, Fair Value Measurement (“ASC 820”), establishes a single authoritative definition of fair value, sets a framework for measuring fair value, and requires additional disclosures about fair value measurements. In accordance with ASC 820, the Plan classifies its investments into Level 1, which refers to securities valued using quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets are classified in their entirety based on the lowest Level of input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The Plan’s policy is to recognize significant transfers between Levels at the beginning of the reporting period.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Revvity, Inc. Stock Fund
The Revvity, Inc. Stock Fund is an employer stock unitized fund. The fund consists of Revvity, Inc. common stock as well as short-term investments that provide liquidity for daily trading. Revvity, Inc. common stock is valued at the quoted closing market price from a national securities exchange and the short-term investments are valued at cost, which approximate fair value.
Mutual Funds
The Plan’s mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end
mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Collective Investment Trusts
The Plan’s collective investment trusts (“CIT”) are
tax-exempt,
pooled investment vehicles sponsored and managed by Fidelity Institutional Asset Management (“FIAM”), Geode Capital Management Trust Company, LLC, and Great Gray Trust Company, LLC. The primary objective of a collective investment trust is to utilize economies of scale, to lower costs with a combination of profit-sharing pools. The Plan’s CIT are investment vehicles that bear many similarities to a mutual fund, but are not subject to the Investment Company Act of 1940 as they are unregistered investment vehicles. CIT have fewer trading issues as CIT are only managed for those specific plans and are not available to the general public. While unregistered, collective trusts are not unregulated; in the U.S., collective trusts are supervised by the Office of the Comptroller of the Currency (“OCC”) and the applicable state banking authority.
The Plan’s CIT invest primarily in a combination of domestic U.S. equity pools, international equity pools, bond pools, and short-term pools, some of which are actively managed while others are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index. CIT are valued at the net asset value (NAV) of units held. The NAV is based on the fair value of the underlying investments held by the CIT less its liabilities. The fair value of the underlying investments is determined using market quotations or prices obtained from independent pricing sources that may employ various pricing methods to value the investments, including matrix pricing.
Participant-Directed Brokerage Account
A self-directed brokerage account allows Plan participants the opportunity to invest in a wide array of securities, including but not limited to common and preferred stocks and registered investment companies. Participants can elect to direct their Plan assets into individual securities by establishing a Plan level brokerage account. Investments in brokerage accounts are reported at fair value. The Plan receives prices for investments in brokerage accounts from a nationally recognized pricing service that are based on observable market transactions.
Common Collective Trust Fund/Stable Value Portfolio
The Plan’s common collective trust fund is valued at the NAV of units in the collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. In the event that the Plan initiates a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner. Qualifying participant-directed withdrawals are permitted such as (i) death, disability, retirement, termination from employment, divorce, hardship or, other permitted or mandatory in-service
withdrawal, or for the issuance of a participant loan if such benefits are to be paid from the Plan’s assets funding the benefit, or (ii) for the purpose of transferring assets to a
Non-Competing
Investment Option made available within the Plan. There are no unfunded commitments.
The valuation methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
In accordance with ASC 820, the following tables set forth by Level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

The Plan had no Level 3 investments as of December 31, 2025 and December 31, 2024.

	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	December 31, 2025 Total
Revvity, Inc. stock fund	$11,055,578	$—	$11,055,578
Mutual funds	53,843,366	—	53,843,366
Collective investment trusts	—	793,880,435	793,880,435
Participant-directed brokerage account	41,629,185	—	41,629,185

Total investments at fair value	106,528,129	793,880,435	900,408,564

Common collective trust fund measured at NAV*			38,035,314

Total Investments	$106,528,129	$793,880,435	$938,443,878

	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	December 31, 2024 Total
Revvity, Inc. stock fund	$14,613,678	$—	$14,613,678
Mutual funds	58,706,054	—	58,706,054
Collective investment trusts	—	692,248,155	692,248,155
Participant-directed brokerage account	34,934,485	—	34,934,485

Total investments at fair value	108,254,217	692,248,155	800,502,372

Common collective trust fund measured at NAV*			38,554,480

Total Investments	$108,254,217	$692,248,155	$839,056,852

*
Specific investments that are measured at fair value using the NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the tables above are meant to enable reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.

The following tables set forth additional disclosures of the Plan’s investment that has fair value estimated using NAV, as a practical expedient:

	Fair Value Estimated Using Net Asset Value per Share December 31, 2025
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Stable value fund (a)	$38,035,314	$—	Daily	See Above	See Above

Fair Value Estimated Using Net Asset Value per Share December 31, 2024
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Stable value fund (a)	$ 38,554,480	$—	Daily	See Above	See Above

(a)
Stable value fund strategy seeks to preserve the principal investment while earning a level of interest that is consistent with the principal preservation. While it seeks to maintain a stable NAV of $1 per share, it cannot guarantee it will be able to do so; thus, the yield of the stable value fund will fluctuate.